Accounting policies (Details 2)	12 Months Ended
Dec. 31, 2025
Goodwill [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	– Indefinite life
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	– In process, not yet amortising
IT and website costs [member]
IfrsStatementLineItems [Line Items]
Useful economic lives	– 4 years